Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 02, 2017
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2017
Prospectus Date	rr_ProspectusDate	Oct. 02, 2017
RBC BlueBay Emerging Market Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rbcgam_SupplementTextBlock

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

(the “Funds”)

Supplement dated October 2, 2017 to the RBC BlueBay Funds Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated January 27, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

I.

The Funds’ Board of Trustees has approved an extension and increase of the contractual fee waiver on the advisory fee, effective October 2, 2017, which is intended to lower the Funds’ net expense levels and thereby make the Funds more competitively priced. In addition, effective October 2, 2017, the RBC BlueBay Diversified Credit Fund’s investment advisory fee is lowered from 0.85% to 0.59%.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on pages 1 and 2 and the “Example” table and accompanying introductory paragraph on page 2 are deleted in their entirety and replaced with the following:

RBC BlueBay Emerging Market Select Bond Fund

	Class A	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)1	None	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)2
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	3.54%	1.04%	1.03%
Acquired Fund Fees and Expenses3	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	4.55%	1.80%	1.79%
Fee Waiver and/or Expense Reimbursement4	(3.42)%	(0.92)%	(0.96)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.13%	0.88%	0.83%

1

A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.

3

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.12% of the Fund’s average daily net assets for Class A shares, 0.87% for Class I shares and 0.82% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R6
One Year	$535	$90	$85
Three Years	$1,338	$445	$437
Five Years	$2,266	$858	$848
Ten Years	$4,622	$2,013	$1,998

Risk/Return [Heading]	rr_RiskReturnHeading	RBC BlueBay Emerging Market Select Bond Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until January 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing [Text Block]	rbcgam_SupplementClosingTextBlock
3.

In the section entitled "Management-Investment Advisor" the second table and corresponding introductory sentence on page 75 and the table and introductory sentence on page 76 of the Prospectus are deleted in their entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2018 for the RBC BlueBay Emerging Market Corporate Bond Fund, the RBC BlueBay Global High Yield Bond Fund, the RBC BlueBay Global Convertible Bond Fund, the RBC BlueBay Absolute Return Fund, and the RBC BlueBay Emerging Market Unconstrained Fixed Income Fund and through January 31, 2019 for the RBC BlueBay Emerging Market Select Bond Fund and the RBC BlueBay Diversified Credit Fund in order to maintain net annual fund operating expenses of the Funds as set forth below:

	Class A	Class C	Class I	Class R6
RBC BlueBay Emerging Market Select Bond Fund	1.12%	N/A	0.87%	0.82%
RBC BlueBay Emerging Market Corporate Bond Fund	0.97%	N/A	0.72%	N/A
RBC BlueBay Global High Yield Bond Fund	0.82%	N/A	0.57%	N/A
RBC BlueBay Global Convertible Bond Fund	N/A	N/A	0.85%	N/A
RBC BlueBay Absolute Return Fund	1.20%	1.95%	0.95%	N/A
RBC BlueBay Diversified Credit Fund	N/A	N/A	0.69%	0.64%
RBC BlueBay Emerging Market Unconstrained Fixed Income Fund	N/A	N/A	1.25%	N/A

In addition, the Advisor has contractually agreed to waive fees and/or pay operating expenses through October 31, 2017 for the RBC BlueBay Emerging Market Corporate Bond Fund and the RBC BlueBay Global High Yield Bond Fund in order to maintain net annual fund operating expenses of the Funds as set forth below.

	Class A	Class I
RBC BlueBay Emerging Market Corporate Bond Fund	0.825%	0.575%
RBC BlueBay Global High Yield Bond Fund	0.70%	0.45%

II.	The Annual Advisory Fee Rate listed in the table on page 31 of the SAI is changed from 0.85% to 0.59% of average daily net assets with respect to the RBC BlueBay Diversified Credit Fund.

III.

The Funds’ Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Funds to reflect the modified structure of the contractual expense limitations in effect with the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC BlueBay Emerging Market Select Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	3.54%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.55%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[2],[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[2]
One Year	rr_ExpenseExampleYear01	$ 535
Three Years	rr_ExpenseExampleYear03	1,338
Five Years	rr_ExpenseExampleYear05	2,266
Ten Years	rr_ExpenseExampleYear10	$ 4,622
RBC BlueBay Emerging Market Select Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.04%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[2],[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
One Year	rr_ExpenseExampleYear01	$ 90
Three Years	rr_ExpenseExampleYear03	445
Five Years	rr_ExpenseExampleYear05	858
Ten Years	rr_ExpenseExampleYear10	$ 2,013
RBC BlueBay Emerging Market Select Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[2],[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%	[2]
One Year	rr_ExpenseExampleYear01	$ 85
Three Years	rr_ExpenseExampleYear03	437
Five Years	rr_ExpenseExampleYear05	848
Ten Years	rr_ExpenseExampleYear10	$ 1,998

[1]	A 1.00% Contingent Deferred Sales Charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits that became effective on October 2, 2017.
[3]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.12% of the Fund’s average daily net assets for Class A shares, 0.87% for Class I shares and 0.82% for Class R6 shares. This expense limitation agreement will remain in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.